January 24, 2022

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961
Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 323 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 326 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (collectively, the “Amendment”). This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to add a new series to the Trust, to be known as the “StockSnips AI-Powered Sentiment US All Cap ETF.”
If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,
/s/ Karen Aspinall
On behalf of Practus, LLP
KAREN A. ASPINALL ● PARTNER
11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928
Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com